Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 4,169	€ 5,298
Adoption of IFRS 9 and IFRS 15	19
Recognized in income statement, Continuing operations	341	(666)	€ 991
Recognized in income statement, Discontinuing operations	29	2
Recognized in other comprehensive income	(57)	(150)
Recognized in equity	6	(7)
Acquisitions through business combinations and disposals		(29)
Translation differences	54	(279)
Net deferred tax balance, as of December 31	€ 4,561	€ 4,169	€ 5,298